INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories

		Consolidated
	12/31/2023	12/31/2022
Finished goods	3,856,491	4,421,166
Work in progress	3,316,396	3,501,145
Raw materials	2,607,079	3,297,213
Storeroom supplies	1,225,963	1,174,244
Advances to suppliers	85,623	37,619
Provision for losses	(121,871)	(96,493)
	10,969,681	12,334,894

Classified:
Current	9,557,578	11,289,229
Non-current (1)	1,412,103	1,045,665
	10,969,681	12,334,894

(1)	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed.

Schedule of changes in expected losses on inventories

		Consolidated
	12/31/2023	12/31/2022
Opening balance	(96,493)	(98,730)
Reversal/(Estimated losses) of inventories with low turnover and obsolescence	(25,378)	3,621
Consolidation in the acquisition of companies		(1,384)
Closing balance	(121,871)	(96,493)